Accounts Receivables - Summary of Accounts Receivable and Ageing Analysis (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable Line Item
Accounts receivable	¥ 2,209	¥ 1,490
Less: loss allowance for expected credit losses	(11)	(7)	¥ (9)
Accounts receivable, net	2,198	1,483
Ageing analysis of the accounts receivables based on invoice date
Accounts Receivable Line Item
Accounts receivable	2,209	1,490
Up to 3 months | Ageing analysis of the accounts receivables based on invoice date
Accounts Receivable Line Item
Accounts receivable	1,913	1,304
3 to 6 months | Ageing analysis of the accounts receivables based on invoice date
Accounts Receivable Line Item
Accounts receivable	116	144
Over 6 months | Ageing analysis of the accounts receivables based on invoice date
Accounts Receivable Line Item
Accounts receivable	¥ 180	¥ 42